UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23338

FS Multi-Alternative Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip Code)

Michael C. Forman

FS Multi-Alternative Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

FS Multi-Alternative Income Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of January 31, 2019 is set forth below:

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Real Estate Funds—19.6%
Brookfield Premier Real Estate Partners		Real Estate	1,583	$2,041	$2,058
CBRE U.S. Core Partners, LP		Real Estate	1,436,269	2,046	2,049
Clarion Lion Properties Fund		Real Estate	1,358	2,025	2,055
Total Real Estate Funds				6,112	6,162

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—28.3%
Abaco Energy Technologies LLC, L + 950, 1.0% Floor, 11/20/2020	(d) (e)	Independent Oil & Gas	$133	$130	$133
Access CIG, LLC, L + 775, 2/27/2026	(d)	Technology	179	179	177
Accuride Corp., L + 525, 1.0% Floor, 11/17/2023	(d)	Automotive	314	295	290
Advantage Sales & Marketing, Inc., L + 325, 1.0% Floor, 7/23/2021	(d)	Media Entertainment	443	415	392
Advantage Sales & Marketing, Inc., L + 325, 1.0% Floor, 7/23/2021	(d) (e)	Media Entertainment	30	28	27
AHP Health Partners, Inc., L + 450, 1.0% Floor, 6/30/2025	(d) (e) (f)	Healthcare	294	297	293
AI Ladder (Luxembourg) Subco S.a r.l, L + 450, 7/9/2025	(d) (g)	Securities & Trusts	7	7	7
APX Group, Inc., L + 400, 4/1/2024	(d)	Consumer Cyclical Services	309	309	304
BCP Raptor II, LLC, L + 475, , 11/3/2025	(d)	Energy Midstream	206	205	197
BCP Raptor, LLC, L + 425, 1.0% Floor, 6/24/2024	(d)	Energy Midstream	315	308	302
Belk, Inc., L + 475, 1.0% Floor, 12/12/2022	(d)	Retailers	603	525	482
California Resources Corp., L + 475, 1.0% Floor, 12/31/2022	(d) (e)	Independent Oil & Gas	260	266	256
Champ Acquisition Corp., L + 550, 12/12/2025	(d)	Consumer Products	100	97	99
CommerceHub, Inc., L + 375, 5/2/2025	(d) (g)	Technology	10	10	10
CSM Bakery Solutions LLC, L + 400, 1.0% Floor, 7/3/2020	(d)	Food and Beverage	51	49	48
Dex Media, Inc., L + 900, 1.0% Floor, 12/29/2023	(d) (e) (g)	Periodical Publishers	322	317	327
Diamond Resorts Corp., L + 375, 1.0% Floor, 9/2/2023	(d)	Lodging	210	205	198
EIF Van Hook Holdings, LLC, L + 525, 9/5/2024	(d)	Energy Midstream	398	392	387
Employbridge LLC, L + 450, 1.0% Floor, 4/18/2025	(d)	Consumer Cyclical Services	196	197	195
Equitrans Midstream Corporation, L + 450, 1/31/2024	(d) (e)	Midstream	400	388	400
Flexential Intermediate Corp., L + 350, 8/1/2024	(d)	Computers & Electronics	368	346	334
Foresight Energy, LLC, L + 575, 1.0% Floor, 3/28/2022	(d)	Metals & Mining	295	297	292
GOBP Holdings, Inc., L + 725, 10/22/2026	(d)	Retail Food & Drug	62	62	62
Grief, Inc., L + 750, 1/14/2020	(d)	Other Industrial	13	13	13
J.C. Penney Corp., Inc., L + 425, 1.0% Floor, 6/23/2023	(d)	Retailers	220	198	191
Jo-Ann Stores, Inc., L + 500, 1.0% Floor, 10/20/2023	(d)	Retailers	186	186	185
Jo-Ann Stores, Inc., L + 500, 1.0% Floor, 10/20/2023	(d) (e)	Retailers	39	37	38
MLN US HoldCo LLC, L + 450, 11/30/2025	(d)	Technology	392	398	388
Monitronics International, Inc., L + 550, 1.0% Floor, 9/30/2022	(d) (g)	Consumer Cyclical Services	112	107	99
Neiman Marcus Group Ltd. LLC, L + 325, 1.0% Floor, 10/25/2020	(d) (e)	Retailers	145	128	129
Nomad Buyer, Inc., L + 500, 8/1/2025	(d)	Technology	405	394	389
Patterson Medical Holdings, Inc., L + 475, 1.0% Floor, 8/28/2022	(d) (e) (g)	Healthcare	60	58	58
Polar US Borrower, LLC, L + 475, 10/15/2025	(d) (g)	Chemicals	164	161	163

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Premier Oil plc, L + 500, 5/31/2021	(d) (e) (g)	Independent Oil & Gas	$249	$234	$220
Premier Oil plc, L + 500, 5/31/2021	(d) (e) (g)	Independent Oil & Gas	76	71	67
R.R. Donnelley & Sons Co., L + 500, 1/15/2024	(d) (e)	Media Entertainment	150	150	149
R1 RCM, Inc., L + 525, 5/8/2025	(d) (e) (g)	Other Financial	89	89	88
RegionalCare Hospital Partners Holdings, Inc., L + 450, 11/16/2025	(d) (e)	Healthcare	405	401	396
Seadrill Partners Finco LLC, L + 600, 1.0% Floor, 2/21/2021	(d) (e)	Oil Field Services	175	150	141
Sequa Mezzanine Holdings L.L.C., L + 500, 1.0% Floor, 11/28/2021	(d)	Aerospace/Defense	314	311	309
SGS Cayman, L.P., L + 537.5, 1.0% Floor, 4/23/2021	(d) (g)	Consumer Cyclical Services	83	80	79
Sutherland Global Services, Inc., L + 537.5, 1.0% Floor, 4/23/2021	(d) (g)	Consumer Cyclical Services	357	343	339
UTEX Industries Inc., L + 400, 1.0% Floor, 5/22/2021	(d) (e)	Chemicals	229	228	217
Total Senior Secured Loans—First Lien				9,061	8,870

Senior Secured Loans—Second Lien—3.8%
Comet Acquisition, Inc., L + 750, 10/26/2026	(d)	Healthcare	$44	$43	$43
Flexential Intermediate Corp., L + 725, 1.0% Floor, 8/1/2025	(d)	Computers & Electronics	155	149	135
Sequa Mezzanine Holdings LLC, L + 900, 1.0% Floor, 4/28/2022	(d)	Aerospace/Defense	203	200	194
SMG Holdings, Inc., L + 700, 1/23/2026	(d)	Leisure Time	99	100	98
UTEX Industries Inc., L + 725, 1.0% Floor, 5/22/2022	(d) (e) (g)	Chemicals	230	229	209
Vectra Co., L + 725, 3/8/2026	(d)	Chemicals	102	102	97
Verifone Systems, Inc., L + 800, 8/20/2026	(d) (e) (g)	Technology	305	304	301
WireCo WorldGroup, Inc., L + 900, 1.0% Floor, 9/30/2024	(d)	Other Industrial	104	105	104
Total Senior Secured Loans—Second Lien				1,232	1,181

Senior Secured Bonds—17.1%
ADT Security Corp./The, 4.9%, 7/15/2032	(e) (f) (h)	Commercial Services	$191	$150	$155
Altice France SA, 8.1%, 2/1/2027	(e) (f) (h)	Media Entertainment	475	483	468
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	107	107	105
Artesyn Embedded Technologies, Inc., 9.8%, 10/15/2020	(h)	Electrical Compo & Equipment	81	78	76
Avantor, Inc., 4.8%, 10/1/2024	(e)	Healthcare-Products	€132	155	156
BCD Acquisition, Inc., 9.6%, 9/15/2023	(e) (f) (h)	Auto Manufacturers	$58	61	62
CSI Compressco LP / CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(e) (f) (h)	Oil & Gas Services	450	457	429
Denbury Resources, Inc., 9.3%, 3/31/2022	(e) (f) (h)	Oil & Gas	132	139	131
Denbury Resources, Inc., 7.5%, 2/15/2024	(e) (f) (h)	Oil & Gas	65	55	57
DJO Finance LLC / DJO Finance Corp, 8.1%, 6/15/2021	(h)	Healthcare-Products	197	201	205
EP Energy LLC / Everest Acquisition Finance, Inc., 7.8%, 5/15/2026	(e) (f) (h)	Oil & Gas	32	32	30
Extraction Oil & Gas, Inc., 5.6%, 2/1/2026	(e) (f) (h)	Oil & Gas	27	24	23
Frontier Communications Corp., 8.5%, 4/1/2026	(e) (f) (h)	Telecommunications	285	266	259
Hexion, Inc., 6.6%, 4/15/2020	(e)	Chemicals	253	236	203
Hudbay Minerals, Inc., 7.3%, 1/15/2023	(e) (f) (h)	Mining	22	22	23
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(e) (f) (h)	Mining	131	132	135
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		Telecommunications	218	203	198
JC Penney Corp, Inc., 8.1%, 10/1/2019		Retail	39	37	38

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(e) (f) (h)	Mining	$25	$25	$25
L Brands, Inc., 6.9%, 11/1/2035	(e) (f)	Retail	99	84	85
L Brands, Inc., 6.8%, 7/1/2036	(e) (f)	Retail	112	94	95
NCI Building Systems, Inc., 8.0%, 4/15/2026	(h)	Engineering & Construction	212	203	201
Northern Oil and Gas, Inc., 9.5%, 5/15/2023	(e) (f)	Oil & Gas	36	35	37
Octagon Loan Funding Ltd, 5.5%, 11/18/2031	(e) (h) (i)	Other ABS	250	250	241
Pacific Drilling First Lien Escrow Issuer Ltd., 8.4%, 10/1/2023	(e) (f) (h)	Oil & Gas	377	389	374
Quorum Health Corp., 11.6%, 4/15/2023	(e) (f)	Healthcare-Services	27	27	25
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.8%, 12/1/2026	(h)	Healthcare-Services	181	179	181
Solocal Group, 8.0%, 3/15/2022	(e) (i)	Internet	€400	452	379
SRS Distribution, Inc., 8.3%, 7/1/2026	(h)	Retail	$313	299	304
Team Health Holdings, Inc., 6.4%, 2/1/2025	(h)	Commercial Services	182	157	149
Transocean Poseidon Ltd., 6.9%, 2/1/2027	(e) (h)	Oil & Gas	114	113	116
Vantage Drilling International, 9.3%, 11/15/2023	(e) (f) (h)	Oil & Gas	410	410	417
Total Senior Secured Bonds				5,555	5,382

Unsecured Bonds—26.5%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(e) (h)	Healthcare-Services	$305	$314	$318
APX Group, Inc., 7.6%, 9/1/2023		Commercial Services	105	99	88
Banco de Sabadell SA, 6.5%	(e) (i)	Commercial Banks	€200	232	222
Banff Merger Sub, Inc., 9.8%, 9/1/2026	(e) (f) (h)	IT Services	$89	84	85
Bausch Health Companies, Inc., 4.5%, 5/15/2023	(e)	Pharmaceuticals	€265	302	301
Bausch Health Companies, Inc., 6.1%, 4/15/2025	(e) (f) (h)	Pharmaceuticals	$255	231	241
CBS Radio, Inc., 7.3%, 11/1/2024	(e) (f) (h)	Media Entertainment	292	276	276
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(h)	Leisure Time	310	300	298
Denbury Resources, Inc., 4.6%, 7/15/2023	(e) (f)	Oil & Gas	115	102	78
Diamond Resorts International, Inc., 10.8%, 9/1/2024	(h)	Lodging	71	71	65
Ensco PLC, 7.8%, 2/1/2026	(e) (f)	Oil & Gas	283	276	228
Frontier Communications Corp., 9.0%, 8/15/2031	(e) (f)	Telecommunications	360	229	197
Frontier North, Inc., 6.7%, 2/15/2028	(e) (f)	Telecommunications	310	274	274
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.0%, 11/30/2024	(f) (h)	Software	457	498	492
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.0%, 11/30/2024	(e) (f) (h)	Software	90	96	97
InterXion Holding NV, 4.8%, 6/15/2025	(e)	Software	€195	237	234
KGA Escrow LLC, 7.5%, 8/15/2023	(h)	Retail	$192	198	194
Liberty Interactive LLC, 4.0%, 11/15/2029	(e) (f)	Media Entertainment	899	622	608
Lloyds Banking Group PLC, 7.5%	(e) (f) (i)	Commercial Banks	218	206	222
Macy's Retail Holdings, Inc., 5.1%, 1/15/2042	(e) (f)	Retail	179	145	147
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	(e) (f)	Retail	17	12	12
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.5%, 4/15/2025	(e) (h)	Healthcare-Products	80	65	62
Nine Energy Service, Inc., 8.8%, 11/1/2023	(e) (f) (h)	Oil & Gas Services	257	257	258
Nordstrom, Inc., 5.0%, 1/15/2044	(e) (f)	Retail	26	22	23
Parsley Energy LLC / Parsley Finance Corp., 5.4%, 1/15/2025	(e) (f) (h)	Oil & Gas	13	12	13
Parsley Energy LLC / Parsley Finance Corp., 5.6%, 10/15/2027	(e) (f) (h)	Oil & Gas	83	75	82
Polaris Intermediate Corp., 8.5%, 12/1/2022	(e) (f) (h)	Healthcare-Services	20	19	19
Provincia de Buenos Aires/Argentina, 4.0%, 5/15/2035	(e) (i)	Provincial	376	231	238

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(e) (f) (j) (k)	Municipal	$10	$6	$6
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(e) (f) (j) (k)	Municipal	145	91	90
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(e) (f) (j) (k)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(e) (f) (j) (k)	Municipal	130	81	81
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 4.3%, 8/1/2017	(e) (f) (j) (k)	Municipal	85	39	41
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.4%, 8/1/2020	(e) (f) (j) (k)	Municipal	40	19	20
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 3.8%, 8/1/2023	(e) (f) (j) (k)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.0%, 8/1/2024	(e) (f) (j) (k)	Municipal	40	18	20
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 0.0%, 8/1/2025	(e) (f) (k) (l)	Municipal	335	154	157
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.5%, 8/1/2028	(e) (f) (j) (k)	Municipal	15	7	7
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 1.0%, 8/1/2029	(e) (f) (k)	Municipal	25	10	10
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 0.0%, 8/1/2030	(e) (f) (k) (l)	Municipal	425	151	148
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 6.0%, 8/1/2032	(e) (f) (j) (k)	Municipal	10	8	8
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 0.0%, 8/1/2033	(e) (f) (k) (l)	Municipal	50	7	7
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.0%, 8/1/2035	(e) (f) (j) (k)	Municipal	50	23	24
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.5%, 8/1/2037	(e) (f) (j) (k)	Municipal	60	28	30
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.4%, 8/1/2038	(e) (f) (j) (k)	Municipal	35	16	17
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 6.4%, 8/1/2039	(e) (f) (j) (k)	Municipal	10	5	5
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.4%, 8/1/2039	(e) (f) (j) (k)	Municipal	155	71	76
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.3%, 8/1/2041	(e) (f) (j) (k)	Municipal	120	56	59
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 6.0%, 8/1/2042	(e) (f) (j) (k)	Municipal	100	47	49
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.5%, 8/1/2042	(e) (f) (j) (k)	Municipal	370	173	183
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.0%, 8/1/2043	(e) (f) (j) (k)	Municipal	40	18	20
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 6.5%, 8/1/2044	(e) (f) (j) (k)	Municipal	30	14	15
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 0.0%, 8/1/2056	(e) (f) (k) (l)	Municipal	235	23	24
Rent-A-Center, Inc./TX, 6.6%, 11/15/2020	(e) (f)	Commercial Services	11	11	11
Rowan Companies, Inc., 4.8%, 1/15/2024	(e) (f)	Oil & Gas	29	23	23
Rowan Companies, Inc., 7.4%, 6/15/2025	(e) (f)	Oil & Gas	13	11	11
Seagate HDD Cayman, 5.8%, 12/1/2034	(e) (f)	IT Services	8	6	7
SemGroup Corp / Rose Rock Finance Corp, 5.6%, 11/15/2023	(e) (f)	Pipelines	320	308	298
Sotera Health Topco, Inc., 8.1%, 11/1/2021	(e) (f) (h)	Biotechnology	43	42	43
Springleaf Finance Corp., 7.1%, 3/15/2026	(e) (f)	Diversified Financial Services	29	28	28
Sprint Capital Corp., 6.9%, 11/15/2028	(e) (f)	Telecommunications	4	4	4
Sprint Capital Corp., 8.8%, 3/15/2032	(e) (f)	Telecommunications	128	137	141

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0%, 10/1/2026	(h)	Chemicals	$207	$200	$206
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(e)	Transportation	200	192	192
Uber Technologies, Inc., 7.5%, 11/1/2023	(e) (f) (h)	Internet	17	17	17
Uber Technologies, Inc., 8.0%, 11/1/2026	(e) (f) (h)	Internet	105	104	107
Verscend Escrow Corp., 9.8%, 8/15/2026	(e) (f) (h)	Commercial Services	189	192	190
Vertiv Group Corp, 9.3%, 10/15/2024	(h)	Machinery-Construction & Mining	450	460	421
Vizient, Inc., 10.4%, 3/1/2024	(e) (f) (h)	Pharmaceuticals	136	148	147
Total Unsecured Bonds				8,440	8,322

Collateralized Loan Obligation (CLO) / Structured Credit—13.8%
Ares XXXIII CLO Ltd., 9.0%, 12/5/2025	(e) (h) (i)	USD CLO	$250	$250	$252
Ares XXXVII CLO Ltd., 5.4%, 10/15/2030	(e) (h) (i)	USD CLO	250	247	241
Ares XXXVR CLO Ltd., 5.8%, 7/15/2030	(e) (h) (i)	USD CLO	250	250	242
Babson CLO Ltd. 2018-4 AAD, 5.3%, 10/15/2030	(e) (h) (i) (k)	USD CLO	250	250	243
Black Diamond CLO 2014-1 Ltd., 8.1%, 10/17/2026	(e)	USD CLO	250	249	245
BlackRock European CLO VII DAC, 2.3%, 10/15/2031	(e) (h)	EUR CLO	€250	285	286
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031	(e) (k)	EUR CLO	100	115	112
Harvest CLO XX DAC, 3.4%, 10/20/2031	(e) (k)	EUR CLO	100	115	113
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030	(e) (k)	EUR CLO	100	114	113
Jubilee CLO 2018-21 ACI, 2.5%, 1/15/2032	(e) (h) (k)	EUR CLO	250	285	284
Jubilee CLO 2018-21 AD, 3.6%, 1/15/2032	(e) (h) (k)	EUR CLO	250	285	283
Madison Park Funding XXXI Ltd., 5.8%, 1/23/2031	(e) (h) (i)	USD CLO	$250	250	245
Man GLG US CLO 2018-2 Ltd., 6.0%, 10/15/2028	(e) (h) (i) (k)	USD CLO	250	249	251
OAK Hill European Credit Partners VII DAC, 3.2%, 10/20/2031	(e) (k)	EUR CLO	€100	116	112
OZLM VIII Ltd., 5.6%, 10/17/2029	(e) (h) (i)	USD CLO	$250	250	250
Preferred Term Securities XXI Ltd. / Preferred Term Securities XXI, Inc., 3.2%, 3/22/2038	(e) (h) (i)	USD CDO	112	90	101
Preferred Term Securities XXVI Ltd. / Preferred Term Securities XXVI, Inc., 3.2%, 9/22/2037	(e) (h) (i)	USD CDO	94	75	84
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031	(e) (h) (k)	EUR CLO	€250	284	285
Sound Point CLO VI-R Ltd., 5.9%, 10/20/2031	(e) (h) (j)	USD CLO	$250	250	247
Tikehau CLO IV B.V., 3.3%, 10/15/2031	(e)	EUR CLO	€100	116	112
Toro European CLO 3 DAC, 3.3%, 4/15/2030	(e)	EUR CLO	100	116	114
Tymon Park CLO DAC, 6.8%, 1/21/2029	(e)	EUR CLO	100	113	108
Total Collateralized Loan Obligation / Structured Credit				4,354	4,323

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—4.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(m)	2.32%	1,243,587	$1,243	$1,243
Total Short-Term Investments				1,243	1,243
TOTAL INVESTMENTS—113.1%				$35,997	$35,483
LIABILITIES IN EXCESS OF OTHER ASSETS—(13.1)%	(n)				(4,108)
NET ASSETS—100.0%					$31,375
Shares outstanding at period end (Class A)					1,600
Net asset value per common share at period end (Class A)					$12.44
Shares outstanding at period end (Class I)					2,513,600
Net asset value per common share at period end (Class I)					$12.45
Shares outstanding at period end (Class L)					1,600
Net asset value per common share at period end (Class L)					$12.43
Shares outstanding at period end (Class M)					1,600
Net asset value per common share at period end (Class M)					$12.44
Shares outstanding at period end (Class T)					1,600
Net asset value per common share at period end (Class T)					$12.43

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(1.5)%
U.S. Treasury Note, 2.9%, 8/15/2028	(e) (m)	Sovereign	$(41)	$(41)	$(42)
U.S. Treasury Note, 3.0%, 8/15/2048	(e) (m)	Sovereign	(103)	(101)	(103)
U.S. Treasury Note, 2.4%, 5/15/2027	(e) (m)	Sovereign	(341)	(323)	(335)
Total U.S. Treasury Sold Short				$(465)	$(480)
Total Investments Sold Short				$(465)	$(480)

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	06/19/2019	USD	880	EUR	760	$—	$1
JPMorgan Chase Bank, N.A.	06/19/2019	USD	492	EUR	425	—	2
JPMorgan Chase Bank, N.A.	06/19/2019	USD	365	EUR	315	—	2
Bank of America, N.A.	06/19/2019	USD	241	EUR	208	—	2
State Street Bank and Trust Company	06/19/2019	USD	171	EUR	148	—	1
Bank of America, N.A.	06/19/2019	USD	125	EUR	108	—	1
Bank of America, N.A.	06/19/2019	USD	123	EUR	106	—	1
JPMorgan Chase Bank, N.A.	06/19/2019	USD	51	EUR	44	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	USD	7	EUR	6	—	—
State Street Bank and Trust Company	06/19/2019	EUR	292	USD	338	—	2
State Street Bank and Trust Company	06/19/2019	EUR	258	USD	298	—	1
State Street Bank and Trust Company	06/19/2019	EUR	183	USD	212	—	—
State Street Bank and Trust Company	06/19/2019	EUR	182	USD	211	—	—
State Street Bank and Trust Company	06/19/2019	EUR	174	USD	201	1	—
State Street Bank and Trust Company	06/19/2019	EUR	85	USD	98	1	—
Total Forward Foreign Currency Exchange Contracts						$2	$13

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	4	Short	03/20/2019	$482	—	$8
Total Interest Rate Futures Contracts					—	$8

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered		Notional Amount of Currency Received		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR	2,699	USD	3,070	12/03/2023	Quarterly	$(15)	—	$15
Total Cross-Currency Swaps									$(15)	—	$15

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Multi-Alternative Income Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2019, the one-month, two-month and three-month London Interbank Offered Rate (“LIBOR” or “L”) was 2.51%, 2.63% and 2.74%, respectively, and the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.31)%.
(e)	Security held in Fund’s wholly-owned subsidiary, FS Multi Alternative Credit LLC.
(f)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2019, there were no securities rehypothecated by BNP.
(g)	Position or portion thereof unsettled as of January 31, 2019.

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,474, which represents approximately 30.2% of net assets as of January 31, 2019.
(i)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.
(j)	Security is in default.
(k)	Security is non-income producing.
(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(m)	Rate represents the seven-day yield as of January 31, 2019.
(n)	Includes the effect of forward foreign currency exchange contracts, futures contracts, cross-currency swap positions and investments sold short.

EUR—Euro

USD—U.S. Dollar

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of January 31, 2019

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Real Estate Funds	$6,112	$6,162	17%
Senior Secured Loans—First Lien	9,061	8,870	25%
Senior Secured Loans—Second Lien	1,232	1,181	3%
Senior Secured Bonds	5,555	5,382	15%
Unsecured Bonds	8,440	8,322	23%
Collateralized Loan Obligation (CLO) / Structured Credit	4,354	4,323	13%
Short-Term Investments	1,243	1,243	4%
Total Investments	$35,997	$35,483	100%
Investments Sold Short	$(465)	$(480)

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2019, the Fund was not deemed to “control” any of its portfolio companies, and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2019, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2019:

Industry classification	Fair Value	Percentage of Portfolio
Real Estate	$6,162	17%
USD CLO	2,457	7%
Retailers	1,934	6%
EUR CLO	1,922	5%
Media Entertainment	1,920	5%
Oil & Gas	1,620	5%
Technology	1,357	4%
Healthcare	1,207	3%
Consumer Cyclical Services	1,171	3%
Municipal	1,104	3%
Telecommunications	1,073	3%
Chemicals	932	3%
Energy Midstream	886	3%
Software	823	2%
Pharmaceuticals	751	2%
Oil & Gas Services	687	2%
Independent Oil & Gas	676	2%
Other	7,558	21%
Short-Term Investments	1,243	4%
Total	$35,483	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2019

(in thousands)

As of January 31, 2019, the Fund’s investments were categorized as follows in the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Asset Description
Senior Secured Loans—First Lien	-	$8,870	$-	$8,870
Senior Secured Loans—Second Lien	-	1,181	-	1,181
Senior Secured Bonds	-	5,382	-	5,382
Unsecured Bonds	-	8,322	-	8,322
Collateralized Loan Obligation (CLO) / Structured Credit	-	4,323	-	4,323
Short-Term Investments	-	1,243	-	1,243
Subtotal	-	29,321	-	29,321
Real Estate Funds	-	-	-	6,162
Total Investments	-	29,321	-	35,483
Forward Foreign Currency Exchange Contracts	-	2	-	2
Futures Contracts	-	-	-	-
Cross-Currency Swaps	-	-	-	-
Investments Sold Short	-	-	-	-
Total Assets	-	$2	-	$2

Liability Description
Forward Foreign Currency Exchange Contracts	$-	$(13)	-	$(13)
Futures Contracts	(8)	-	-	(8)
Cross-Currency Swaps	-	(12)	-	(12)
Investments Sold Short	(480)	-	-	(480)
Total Liabilities	$(488)	$(25)	-	$(513)

In accordance with ASC 820, private real estate funds are measured at estimated NAV as a practical expedient and not included in the fair value hierarchy.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Multi-Alternative Income Fund

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	March 26, 2019

By:	/s/ EDWARD T. GALLIVAN, JR.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	March 26, 2019